INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
TAX EXPENSE
Unrecognized tax benefits pertaining to uncertain tax positions		$ 0	$ 0
Period for which significant increase in unrecognized tax benefit is not expected	12 months	12 months
(Loss) income before income taxes:
(Loss) income before income taxes		$ 115,792,383	76,747,723	$ (85,266,231)
Current tax expense (benefit):
Total current tax expense (benefit)		24,810,776	(3,095,573)	4,608,489
Deferred tax (benefit) expense:
Total deferred tax (benefit) expense		4,634,996	18,583,646	(17,638,880)
Total income taxes (benefit) expense		$ 29,445,772	15,488,073	(13,030,391)
In PRC
TAX EXPENSE
Period of statute of limitations	3 years	3 years
Period of statute of limitations under special circumstances	5 years	5 years
Minimum underpayment of income tax liability, specifically listed as a special circumstance	¥ 100,000	$ 15,399
Period of statute of limitations for transfer pricing related adjustment	10 years	10 years
(Loss) income before income taxes:
(Loss) income before income taxes		$ 303,766,414	115,838,449	(42,539,327)
Current tax expense (benefit):
Current tax expense (benefit)		50,469,068	3,329,076	149,516
Deferred tax (benefit) expense:
Deferred tax (benefit) expense		2,932,709	27,288,797	(20,077,224)
Switzerland
(Loss) income before income taxes:
(Loss) income before income taxes		(340,119)	1,252,724	(30,799,509)
Current tax expense (benefit):
Current tax expense (benefit)		(3,061,185)		4,441,146
Deferred tax (benefit) expense:
Deferred tax (benefit) expense			(3,307)	(1,230,256)
United States
(Loss) income before income taxes:
(Loss) income before income taxes		(20,710,142)	25,056,853	5,798,384
Current tax expense (benefit):
Current tax expense (benefit)			(13,470)	(2,370,118)
Deferred tax (benefit) expense:
Deferred tax (benefit) expense		6,131,540	(6,131,540)
Other jurisdictions
(Loss) income before income taxes:
(Loss) income before income taxes		(166,923,770)	(65,400,303)	(17,725,779)
Current tax expense (benefit):
Current tax expense (benefit)		(22,597,107)	(6,411,179)	2,387,945
Deferred tax (benefit) expense:
Deferred tax (benefit) expense		$ (4,429,253)	$ (2,570,304)	$ 3,668,600